STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Statement of Cash Flows [Abstract]
Net Loss	$ (23,752)	$ (12,374)	$ (73,844)	$ (5,573)
Adjustments to reconcile net loss to net cash provided by (used) in operating activities
Amortization of debt issuance cost	6,992
(Increase) decrease in assets:
Accounts receivable	(1,600)	(5,079)
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	28,799	12,055	8,012	(8,957)
Deferred rent	2,291
Deferred revenue	(1,025)	8,470	(772)	(12,122)
Net cash provided by (used in) operating activities	11,705	3,072	(66,604)	(26,652)
Cash Flows from Investing Activities
Issuance of note receivable	(25,000)	(50,000)
Repayment of note receivable	25,000
Net cash used in investing activities		(50,000)
Cash Flows From Financing Activities
Proceeds from issuance of installment loan	44,260
Repayment of installment loan	(27,160)
Due to unrelated party		68,000	68,000
Contributions (to) from Cleartronic	(27,355)	(38,060)	(19,545)	44,541
Net cash (used in) provided by financing activities	(10,255)	29,940	48,455	44,541
Net Increase (Decrease) in Cash	1,450	(16,988)	(18,149)	17,889
Cash at beginning of period	285	18,434	18,434	545
Cash at end of period	1,735	1,446	285	18,434
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes